CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
Revenue	$ 1,684	¥ 12,216	¥ 16,072	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Cost of sales	(741)	(5,376)	(8,771)	(2,100)	(14,485)	(18,494)	(39,215)
GROSS PROFIT	943	6,840	7,301	844	5,821	241	3,283
Selling and distribution expenses	(58)	(420)	(410)	(103)	(700)	(922)	(758)
Administrative expenses	(1,381)	(10,018)	(8,733)	(5,328)	(36,749)	(22,869)	(18,853)
Other income	89	642	731	131	904	(183)	1,616
Fair value gain/(loss) on financial instruments	(12)	(86)	559	146	1,007	(38,349)	31,334
Impairment losses on financial assets	(1,484)	(10,763)	(2,972)	156	1,073	(3,330)	(4,162)
Finance costs	(266)	(1,930)	(1,822)	(492)	(3,395)	(4,359)	(3,749)
Finance income	1,117	8,101	9,376	2,263	15,607	16,935	15,468
PROFIT/(LOSS) BEFORE INCOME TAX	(1,052)	(7,634)	4,030	(2,383)	(16,432)	(52,836)	24,179
Income tax expense	(252)	(1,827)	(357)	(850)	(5,864)	(2,135)	(1,258)
PROFIT /(LOSS) FOR THE PERIOD	(1,304)	(9,461)	3,673	(3,233)	(22,296)	(54,971)	22,921
ATTRIBUTABLE TO:
Owners of the Company	(1,481)	(10,742)	1,949	(3,570)	(24,623)	(48,152)	24,336
Non-controlling interests	177	1,281	1,724	337	2,327	(6,819)	(1,415)
PROFIT /(LOSS) FOR THE PERIOD	(1,304)	(9,461)	3,673	(3,233)	(22,296)	(54,971)	22,921
(LOSS)/PROFIT for the year	$ (1,304)	¥ (9,461)	¥ 3,673	$ (3,233)	¥ (22,296)	¥ (54,971)	¥ 22,921